THE TAIWAN FUND,INC.

Schedule of Investments / November 30, 2020(Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 93.1%
CONSUMER DISCRETIONARY — 8.6%
Auto Components Industry — 0.3%
Kenda Rubber Industrial Co., Ltd.	585,000	$759,407

Electric & Machinery Industry — 1.6%
Global PMX Co., Ltd.	565,000	3,815,893

Other Industry — 0.4%
Giant Manufacturing Co., Ltd.	75,000	743,356
KMC Kuei Meng International, Inc.	19,000	126,656
		870,012

Textiles Industry — 4.4%
Fulgent Sun International Holding Co., Ltd.	929,877	3,947,553
Makalot Industrial Co., Ltd.	446,000	2,887,010
Pou Chen Corp.	3,168,000	3,473,379
		10,307,942

Trading & Consumers' Goods Industry — 1.9%
Poya International Co., Ltd.	218,000	4,573,774
TOTAL CONSUMER DISCRETIONARY		20,327,028

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Communications & Internet Industry — 0.8%
Chief Telecom, Inc.	135,000	1,799,842
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		1,799,842

FINANCIALS — 1.4%
Financial & Insurance Industry — 1.4%
Cathay Financial Holding Co., Ltd.	1,455,000	2,062,346
CTBC Financial Holding Co., Ltd.	1,641,000	1,102,540
TOTAL FINANCIALS		3,164,886

INDUSTRIALS — 2.0%
Electric & Machinery Industry — 2.0%
Hiwin Technologies Corp.	442,000	4,737,514
TOTAL INDUSTRIALS		4,737,514

INFORMATION TECHNOLOGY — 74.8%
Communications & Internet Industry — 4.9%
Accton Technology Corp.	883,000	7,404,158
Merry Electronics Co., Ltd.	814,000	4,041,084
		11,445,242

Computer & Peripheral Equipment Industry — 1.8%
Asia Vital Components Co., Ltd.	1,605,000	4,161,372

Electrical Components & Equipment Industry — 1.9%
Sensortek Technology Corp.	170,000	4,544,864

THE TAIWAN FUND,INC.

Schedule of Investments / November 30, 2020(Showing Percentage of Net Assets) (continued) (unaudited)

	SHARES	US $ VALUE
INFORMATION TECHNOLOGY — (Continued)
Electronic Equipment & Instruments Industry — 2.5%
ITEQ Corp.	1,255,000	$6,032,278

Electronic Parts & Components Industry — 16.6%
Chilisin Electronics Corp.	782,000	3,621,577
FLEXium Interconnect, Inc.	472,000	1,987,194
Gold Circuit Electronics Ltd. *	1,664,000	3,012,452
Lotes Co., Ltd.	98,000	1,530,041
Nan Ya Printed Circuit Board Corp. *	777,000	4,934,199
Speed Tech Corp.	1,510,000	5,642,137
Taiflex Scientific Co., Ltd.	1,313,000	2,547,457
TXC Corp.	775,000	2,175,248
Unimicron Technology Corp.	2,771,000	8,740,037
Yageo Corp.	312,000	4,838,312
		39,028,654

Optoelectronics Industry — 0.7%
AU Optronics Corp. *	3,874,000	1,658,198

Other Electronic Industry — 1.9%
Hon Hai Precision Industry Co., Ltd.	1,544,000	4,458,248

Semiconductor Equipment Industry — 2.7%
Fittech Co., Ltd.	549,000	3,207,034
Grand Plastic Technology Corp.	241,000	3,141,181
		6,348,215

Semiconductor Industry — 40.7%
ASPEED Technology, Inc.	37,000	1,830,366
eMemory Technology, Inc.	21,000	422,174
Macronix International	6,832,000	9,228,383
MediaTek, Inc.	223,000	5,508,008
MPI Corp.	1,170,000	4,741,163
Nanya Technology Corp.	1,615,000	4,102,307
Novatek Microelectronics Corp.	239,000	2,507,184
Silergy Corp.	123,000	9,580,212
Taiwan Semiconductor Manufacturing Co., Ltd.	3,224,000	54,350,741
Tong Hsing Electronic Industries Ltd.	490,762	3,417,814
		95,688,352

Technology Hardware Industry — 1.1%
AURAS Technology Co., Ltd.	327,000	2,673,134
TOTAL INFORMATION TECHNOLOGY		176,038,557

MATERIALS — 5.5%
Cement Industry — 1.4%
Asia Cement Corp.	2,148,000	3,263,166

Iron & Steel Industry — 1.0%
Century Iron & Steel Industrial Co., Ltd.	512,000	2,344,215

THE TAIWAN FUND,INC.

Schedule of Investments / November 30, 2020(Showing Percentage of Net Assets) (continued) (unaudited)

	SHARES	US $ VALUE
MATERIALS — (Continued)
Metals & Mining Industry — 1.6%
TA Chen Stainless Pipe	3,796,000	$3,742,395

Plastics Industry — 1.5%
Formosa Chemicals & Fibre Corp.	1,360,000	3,674,064
TOTAL MATERIALS		13,023,840

TOTAL COMMON STOCKS
(Cost — $155,480,319)		219,091,667

TOTAL INVESTMENTS — 93.1%
(Cost — $155,480,319)		219,091,667

OTHER ASSETS AND LIABILITIES, NET—6.9%		16,197,986

NET ASSETS—100.0%		235,289,653

Legend:

US	$– United States dollar
*	Non-income producing

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